Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2020	2019	2018
Contracts with customers (CHF million)
Investment and portfolio management	3,187	3,438	3,582
Other securities business	66	63	48
Underwriting	2,255	1,564	1,718
Brokerage	3,242	2,891	2,829
Other services	1,475	1,521	1,902
Total revenues from contracts with customers	10,225	9,477	10,079

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2020	2019
Contract balances (CHF million)
Contract receivables	1,001	880
Contract liabilities	48	53
Contract balances
in	4Q20	3Q20	2Q20	1Q20
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	7	12	12	11

Bank
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2020	2019	2018
Contracts with customers (CHF million)
Investment and portfolio management	3,087	3,295	3,415
Other securities business	73	89	83
Underwriting	2,348	1,602	1,735
Brokerage	3,243	2,898	2,812
Other services	1,566	1,611	1,949
Total revenues from contracts with customers	10,317	9,495	9,994

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2020	2019
Contract balances (CHF million)
Contract receivables	993	886
Contract liabilities	48	53
Contract balances
in	4Q20	3Q20	2Q20	1Q20
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	7	12	12	11